Income Tax	6 Months Ended
Apr. 30, 2026
Income Tax [Abstract]
INCOME TAX

NOTE 17 – INCOME TAX

The Group is subject to profits tax rate at 25% for income generated for its operation in China and net operating losses can be carried forward for no longer than five years starting from the year subsequent to the year in which the loss was incurred.

The net taxable losses before income taxes and its provision for income taxes comprised of the following:

	For six months ended
	April 30	April 30
	2026	2025
Loss attributed to China	(13,248,423)	(675,742)
PRC statutory tax rate	25%	25%
Income tax expense at statutory rate	(3,312,106)	(168,936)
Deferred tax assets not recognized	3,312,106	168,936
Income tax expense	-	-